Supplemental Quarterly Data (Unaudited) (Details) (USD $)	2 Months Ended	3 Months Ended				6 Months Ended	8 Months Ended	3 Months Ended																		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Linn Energy, LLC [Member]	Mar. 31, 2013 Linn Energy, LLC [Member]	Dec. 31, 2012 Linn Energy, LLC [Member]		Sep. 30, 2012 Linn Energy, LLC [Member]		Jun. 30, 2012 Linn Energy, LLC [Member]		Mar. 31, 2012 Linn Energy, LLC [Member]		Dec. 31, 2011 Linn Energy, LLC [Member]		Sep. 30, 2011 Linn Energy, LLC [Member]		Jun. 30, 2011 Linn Energy, LLC [Member]		Mar. 31, 2011 Linn Energy, LLC [Member]		Jun. 30, 2013 Linn Energy, LLC [Member]	Jun. 30, 2012 Linn Energy, LLC [Member]	Dec. 31, 2012 Linn Energy, LLC [Member]	Dec. 31, 2011 Linn Energy, LLC [Member]	Dec. 31, 2010 Linn Energy, LLC [Member]
Oil, natural gas and natural gas liquids sales								$ 488,207,000	$ 462,732,000	$ 460,976,000		$ 444,082,000		$ 347,227,000		$ 348,895,000		$ 326,458,000		$ 292,482,000		$ 302,390,000		$ 240,707,000		$ 950,939,000	$ 696,122,000	$ 1,601,180,000	$ 1,162,037,000	$ 690,054,000
Gains (losses) on oil and natural gas derivatives								326,733,000	(108,370,000)	94,489,000		(411,405,000)		439,647,000		2,031,000		(210,339,000)		824,240,000		205,515,000		(369,476,000)		218,363,000	441,678,000	124,762,000	449,940,000	75,211,000
Total revenues and other								838,825,000	369,060,000	571,225,000		48,328,000		800,597,000		354,090,000		118,873,000		1,119,483,000		510,571,000		(126,473,000)		1,207,885,000	1,154,687,000	1,774,240,000	1,622,454,000	772,280,000
Total expenses										656,111,000	[1]	376,353,000	[1]	460,617,000	[1]	269,108,000	[1]	240,353,000	[2]	211,254,000	[2]	195,672,000	[2]	165,625,000	[2]
(Gain) losses on sale of assets and other, net										141,000		(14,000)		36,000		1,478,000		1,646,000		279,000		977,000		614,000
Equity income from investment in Linn Energy, LLC	0	57,963,000	(21,272,000)	34,411,000	0	36,691,000	34,411,000
General and administrative expenses	155,000	2,531,000	11,767,000	724,000	351,000	14,298,000	1,230,000	46,305,000	58,566,000					41,185,000		43,321,000										104,871,000	84,506,000	173,206,000	133,272,000	99,078,000
Income tax expense	0	25,300,000	(14,820,000)	12,528,000	0	10,480,000	12,528,000	(1,129,000)	7,536,000					512,000		8,918,000										6,407,000	9,430,000	2,790,000	5,466,000	4,241,000
Net income (loss)	$ (155,000)	$ 30,132,000	$ (18,219,000)	$ 21,159,000	$ (351,000)	$ 11,913,000	$ 20,653,000	$ 345,157,000	$ (221,885,000)	$ (187,495,000)		$ (430,005,000)		$ 237,086,000		$ (6,202,000)		$ (189,615,000)		$ 837,627,000		$ 237,109,000		$ (446,682,000)		$ 123,272,000	$ 230,884,000	$ (386,616,000)	$ 438,439,000	$ (114,288,000)
Net income (loss) per unit:
Basic (in usd per unit)								$ 1.47	$ (0.96)	$ (0.83)		$ (2.18)		$ 1.19		$ (0.04)		$ (1.09)		$ 4.74		$ 1.34		$ (2.75)		$ 0.52	$ 1.17	$ (1.92)	$ 2.52	$ (0.80)
Diluted (in usd per unit)								$ 1.46	$ (0.96)	$ (0.83)		$ (2.18)		$ 1.19		$ (0.04)		$ (1.09)		$ 4.72		$ 1.33		$ (2.75)		$ 0.52	$ 1.16	$ (1.92)	$ 2.51	$ (0.80)
Net income per share, basic and diluted (in usd per share)		$ 0.87	$ (0.52)	$ 0.74		$ 0.34	$ 1.92

[1]	Includes the following expenses: lease operating, transportation, marketing, general and administrative, exploration, bad debt, depreciation, depletion and amortization, impairment of long-lived assets and taxes, other than income taxes.
[2]	Includes the following expenses: lease operating, transportation, marketing, general and administrative, exploration, bad debt, depreciation, depletion and amortization and taxes, other than income taxes.